SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheet

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420
Class A common stock subject to possible redemption, December 31, 2021	278,760,000
Plus:
Accretion of carrying value to redemption value	242,995
Less:
Redemption	(269,528,286)
Class A ordinary shares subject to redemption, September 30, 2022	$9,474,709

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	$(10,626,000)
Class A common stock issuance costs	(15,239,420)
Plus:
Accretion of carrying value to redemption value	28,625,420
Class A common stock subject to possible redemption	$278,760,000

Schedule of Reconciliation of net income per common share

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
	September 30, 2022		September 30, 2021		September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income	$104,401	$767,907	$3,388,709	$847,177	$13,256,855	$5,555,069	$4,201,084	$1,050,271
Denominator:
Basic and diluted weighted average shares outstanding	938,090	6,900,000	27,600,000	6,900,000	16,466,455	6,900,000	27,600,000	6,900,000
Basic and diluted net income per common stock	$0.11	$0.11	$0.12	$0.12	$0.81	$0.81	$0.15	$0.15

	Year Ended		For the Period from July 20,
	December 31,		2020 (inception) through
	2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$7,366,307	$1,841,577	$(1,176,921)	$(2,907,579)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	2,356,098	5,820,732
Basic and diluted net income (loss) per common stock	$0.27	$0.27	$(0.50)	$(0.50)